Equity Securities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Equity Securities [Line Items]
Total equity securities not held for trading	[1]	$ 40,932	$ 41,374
Not held for trading [Member]
Equity Securities [Line Items]
Equity securities at fair value		2,008	3,052
Equity Securities Textual [Abstract]
Contractual lock-up period restriction for sale		218	590
Federal Reserve Bank Stock		3,500	3,500
Federal Home Loan Bank Stock		762	224
Not held for trading [Member] | Tax credit investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value		21,395	21,933
Not held for trading [Member] | Affordable housing tax credit investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value		11,600	12,300
Not held for trading [Member] | Renewable energy tax credit investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value		9,600	9,400
Not held for trading [Member] | Renewable energy tax credit investments [Member] | Accounting method, investment tax credit, deferral
Equity Securities Textual [Abstract]
Deferred investment tax credit		(1,700)	(1,500)
Not held for trading [Member] | Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value		13,206	12,607
Not held for trading [Member] | Federal Reserve Bank stock and other at cost [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value		4,323	3,782
Not held for trading [Member] | Other method investments - Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value		$ 9,800	$ 9,300

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).